CONVERTIBLE DEBENTURE PAYABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
INTANGIBLE ASSETS
Warrants issued to purchase common shares	1,219,512
Debenture conversion description	the Company’s common stock. The Debenture is convertible voluntarily by the Purchaser at any time into shares of our common stock, at the lesser of $2.50, representing 100% of the closing price of our common stock on the trading day immediately prior to the Closing Date, or 75% of the average VWAP of our common stock during the 5 trading day period immediately prior to the conversion date
Debt face amount	$ 3,048,781
Proceeds from financing transition	$ 2,500,000
OID percentage	18.00%
Exercise price	$ 2.00
Adjusted exercise price	$ 1.00
Partial liquidated damages description	the Company shall pay to the Purchaser as partial liquidated damages equal to the product of 2% of the principal amount not to exceed 24% of the aggregate principal. If the Company fails to pay of the liquidated damages within seven days after the date payable
unamortized discount and issuance costs	$ 812,134		$ 0
Conversion feature debt discount	980,000
Amortization of interest	$ 16,245
Outstanding warrants	1,219,512
Fair market value of stock warrants	$ 847,048	$ 847,048
Unamortized discount	833,008		$ 833,008
Interest expense	14,039	$ 14,039
Original Issue Discount	548,781
Debt issuance costs	275,000
Interest expense related to the Original Issue Discount and debt issuance costs	$ 11,645